Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$98,493,063.42	0.4209105	$67,110,263.02	0.2867960	$31,382,800.41
Class A-2 Notes	$365,000,000.00	1.0000000	$365,000,000.00	1.0000000	$-
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$1,004,333,063.42	0.8811176	$972,950,263.02	0.8535849	$31,382,800.41

Weighted Avg. Coupon (WAC)	3.34%		3.33%
Weighted Avg. Remaining Maturity (WARM)	56.70		55.72
Pool Receivables Balance	$1,061,907,255.10		$1,029,092,430.51
Remaining Number of Receivables	59,283		58,439

Adjusted Pool Balance	$1,021,559,867.76		$990,177,067.36

III. COLLECTIONS

Principal:
Principal Collections					$31,924,266.60
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$449,370.08
Total Principal Collections					$32,373,636.68

Interest:
Interest Collections					$2,959,854.16
Late Fees & Other Charges					$38,826.68
Interest on Repurchase Principal					$-
Total Interest Collections					$2,998,680.84

Collection Account Interest					$786.20
Reserve Account Interest					$70.81
Servicer Advances					$-

Total Collections					$35,373,174.53

1 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$35,373,174.53
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,373,174.53
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$884,922.71	$-	$884,922.71	$884,922.71
Collection Account Interest					$786.20
Late Fees & Other Charges					$38,826.68
Total due to Servicer					$924,535.59

2. Class A Noteholders Interest:
Class A-1 Notes		$17,509.88		$17,509.88
Class A-2 Notes		$139,916.67		$139,916.67
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$514,005.55		$514,005.55	$514,005.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$33,799,356.39

9. Regular Principal Distribution Amount:					$31,382,800.41

		Distributable Amount		Paid Amount
Class A-1 Notes				$31,382,800.41
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,382,800.41		$31,382,800.41
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$31,382,800.41		$31,382,800.41

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,416,555.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$40,347,387.34
Beginning Period Amount	$40,347,387.34
Current Period Amortization	$1,432,024.18
Ending Period Required Amount	$38,915,363.15
Ending Period Amount	$38,915,363.15
Next Distribution Date Required Amount	$37,508,170.66

2 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.69%	1.74%	1.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.34%	58,056	99.21%	$1,020,944,639.41
30 - 60 Days	0.51%	297	0.62%	$6,363,671.10
61 - 90 Days	0.11%	64	0.13%	$1,334,792.42
91 + Days	0.04%	22	0.04%	$449,327.58
		58,439		$1,029,092,430.51
Total
Delinquent Receivables 61 + days past due	0.15%	86	0.17%	$1,784,120.00
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	74	0.15%	$1,587,289.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.08%	50	0.10%	$1,107,432.70
Three-Month Average Delinquency Ratio	0.12%		0.14%

Repossession in Current Period		33		$771,944.86
Repossession Inventory		44		$601,331.67

Charge-Offs
Gross Principal of Charge-Off for Current Period				$890,557.99
Recoveries				$(449,370.08)
Net Charge-offs for Current Period				$441,187.91

Beginning Pool Balance for Current Period				$1,061,907,255.10

Net Loss Ratio				0.50%
Net Loss Ratio for 1st Preceding Collection Period				0.56%
Net Loss Ratio for 2nd Preceding Collection Period				0.18%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$1,197,033.57
Cumulative Net Losses as a % of Initial Pool Balance				0.10%

Principal Balance of Extensions				$4,168,640.07
Number of Extensions				180

3 of 3